Putnam Dynamic Risk Allocation Fund
The fund's portfolio
8/31/21 (Unaudited)

COMMON STOCKS (9.7%)(a)
	Shares	Value
Basic materials (1.0%)
Anglo American PLC (United Kingdom)	1,659	$70,000
BHP Group, Ltd. (Australia)	282	9,387
BHP Group PLC (United Kingdom)	1,350	41,900
Compagnie De Saint-Gobain (France)	1,104	80,025
Covestro AG (Germany)	891	57,757
CRH PLC (Ireland)	957	50,894
Eiffage SA (France)	282	29,308
Fortescue Metals Group, Ltd. (Australia)	2,731	41,689
Holcim, Ltd. (Switzerland)	857	48,851
ICL Group, Ltd. (Israel)	1,758	12,435
Nitto Denko Corp. (Japan)	600	45,542
Rio Tinto PLC (United Kingdom)	1,129	83,540
Shin-Etsu Chemical Co., Ltd. (Japan)	300	49,580
Stora Enso OYJ Class R (Finland)	273	5,343

		626,251
Capital goods (0.5%)
Atlas Copco AB Class A (Sweden)	189	12,975
CNH Industrial NV (United Kingdom)	3,658	60,469
Daikin Industries, Ltd. (Japan)	200	49,627
Koito Manufacturing Co., Ltd. (Japan)	600	36,657
Legrand SA (France)	672	76,903
Sandvik AB (Sweden)	2,620	66,795

		303,426
Communication services (0.4%)
BT Group PLC (United Kingdom)(NON)	8,387	19,579
Deutsche Telekom AG (Germany)	4,180	88,879
KDDI Corp. (Japan)	2,500	76,526
Koninklijke KPN NV (Netherlands)	10,862	34,808
Nippon Telegraph & Telephone Corp. (Japan)	1,400	37,347

		257,139
Consumer cyclicals (1.7%)
Adecco Group AG (Switzerland)	543	30,229
Aristocrat Leisure, Ltd. (Australia)	1,282	42,797
Berkeley Group Holdings PLC (The) (United Kingdom)	312	20,706
Bollore SA (France)	2,450	14,493
Brambles, Ltd. (Australia)	3,707	32,831
CK Hutchison Holdings, Ltd. (Hong Kong)	3,500	25,467
CIE Generale Des Etablissements Michelin SCA (France)	142	22,979
Daito Trust Construction Co., Ltd. (Japan)	100	10,972
Daiwa House Industry Co., Ltd. (Japan)	1,300	39,614
Evolution AB (Sweden)	298	48,015
Genting Intl. Public Ltd., Co. (Singapore)	22,800	12,958
Hermes International (France)	59	86,697
Industria de Diseno Textil SA (Inditex) (Spain)	717	24,475
Knorr-Bremse AG (Germany)	302	36,247
La Francaise des Jeux SAEM (France)	247	12,777
LVMH Moet Hennessy Louis Vuitton SA (France)	36	26,643
Nintendo Co., Ltd. (Japan)	100	48,060
Nitori Holdings Co., Ltd. (Japan)	400	74,788
Pandora A/S (Denmark)	290	34,718
Porsche Automobil Holding SE (Preference) (Germany)	439	44,454
Publicis Groupe SA (France)	309	20,257
Ryohin Keikaku Co., Ltd. (Japan)	600	12,900
SEB SA (France)	80	12,582
Sony Group Corp. (Japan)	900	92,985
Stellantis NV (Italy)	4,234	84,678
TABCORP Holdings, Ltd. (Australia)	4,751	16,640
Volkswagen AG (Preference) (Germany)	69	16,400
Volvo AB (Sweden)	2,741	61,983
Wesfarmers, Ltd. (Australia)	1,862	81,636

		1,089,981
Consumer staples (1.2%)
Auto Trader Group PLC (United Kingdom)(NON)	2,083	18,013
Carlsberg A/S Class B (Denmark)	268	46,786
Coca-Cola Europacific Partners PLC (United Kingdom)	171	9,874
Coca-Cola HBC AG (Switzerland)	838	30,289
Coles Group, Ltd. (Australia)	1,471	19,422
Endeavour Group, Ltd./Australia (Australia)(NON)	2,392	12,762
Ferguson PLC (United Kingdom)	562	81,169
Imperial Brands PLC (United Kingdom)	3,166	67,098
ITOCHU Corp. (Japan)	2,400	72,032
Koninklijke Ahold Delhaize NV (Netherlands)	1,703	57,449
L'Oreal SA (France)	233	109,028
Nestle SA (Switzerland)	940	118,805
NH Foods, Ltd. (Japan)	400	15,495
Unilever PLC (United Kingdom)	267	14,852
WH Group, Ltd. (Hong Kong)	44,500	38,642
Woolworths Group, Ltd. (Australia)	2,392	73,029

		784,745
Energy (0.4%)
BP PLC (United Kingdom)	14,126	57,671
Equinor ASA (Norway)	3,167	67,294
Royal Dutch Shell PLC Class B (United Kingdom)	5,962	117,297
Thungela Resources, Ltd. (South Africa)(NON)	279	1,164
TotalEnergies SE (France)	375	16,536

		259,962
Financials (1.7%)
3i Group PLC (United Kingdom)	2,308	42,441
Allianz SE (Germany)	392	92,099
Aviva PLC (United Kingdom)	10,104	56,135
Banco Bilbao Vizcaya Argenta (Spain)	11,360	74,404
Bank Leumi Le-Israel BM (Israel)(NON)	5,155	42,586
BOC Hong Kong Holdings, Ltd. (Hong Kong)	8,500	25,771
CK Asset Holdings, Ltd. (Hong Kong)	633	4,123
Commonwealth Bank of Australia (Australia)	813	59,516
DBS Group Holdings, Ltd. (Singapore)	3,600	80,081
Direct Line Insurance Group PLC (United Kingdom)	6,480	27,529
Gjensidige Forsikring ASA (Norway)	621	14,521
Goodman Group (Australia)(R)	4,762	80,713
Hargreaves Lansdown PLC (United Kingdom)	516	10,702
Henderson Land Development Co., Ltd. (Hong Kong)	4,600	20,803
Israel Discount Bank, Ltd. Class A (Israel)(NON)	4,895	25,285
Link REIT (The) (Hong Kong)(R)	600	5,525
NN Group NV (Netherlands)	131	6,801
Nomura Holdings, Inc. (Japan)	11,700	56,697
Partners Group Holding AG (Switzerland)	52	92,217
Persimmon PLC (United Kingdom)	471	19,038
Skandinaviska Enskilda Banken AB (Sweden)	3,123	41,944
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,200	75,797
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	800	26,138
Sumitomo Realty & Development Co., Ltd. (Japan)	300	9,676
Sun Hung Kai Properties, Ltd. (Hong Kong)	2,000	28,156
United Overseas Bank, Ltd. (Singapore)	1,900	36,068
Zurich Insurance Group AG (Switzerland)	53	23,266

		1,078,032
Government (—%)
Poste Italiane SpA (Italy)	1,231	16,694

		16,694
Health care (1.3%)
Eurofins Scientific (Luxembourg)	278	39,416
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	509	11,869
GlaxoSmithKline PLC (United Kingdom)	1,660	33,367
Hikma Pharmaceuticals PLC (United Kingdom)	863	30,113
Ipsen SA (France)	147	14,698
M3, Inc. (Japan)	300	20,159
Merck KGaA (Germany)	364	86,474
Novartis AG (Switzerland)	1,494	138,331
Novo Nordisk A/S Class B (Denmark)	1,317	131,257
Ono Pharmaceutical Co., Ltd. (Japan)	1,700	40,823
Roche Holding AG (Switzerland)	374	150,192
Sartorius Stedim Biotech (France)	85	51,547
Sonic Healthcare, Ltd. (Australia)	1,318	41,835
Sonova Holding AG (Switzerland)	171	65,916

		855,997
Technology (0.8%)
ASML Holding NV (Netherlands)	57	47,415
Brother Industries, Ltd. (Japan)	900	18,451
Capgemini SE (France)	294	66,009
Check Point Software Technologies, Ltd. (Israel)(NON)	158	19,850
FUJIFILM Holdings Corp. (Japan)	100	8,235
Fujitsu, Ltd. (Japan)	300	55,309
Hoya Corp. (Japan)	600	96,883
Lasertec Corp. (Japan)	100	21,748
Logitech International SA (Switzerland)	282	28,836
Nomura Research Institute, Ltd. (Japan)	1,500	56,219
Omron Corp. (Japan)	400	37,696
Sage Group PLC (The) (United Kingdom)	3,302	33,694
SCSK Corp. (Japan)	300	18,936
Thales SA (France)	67	6,799
Tokyo Electron, Ltd. (Japan)	100	42,685

		558,765
Transportation (0.4%)
A. P. Moeller-Maersck A/S Class B (Denmark)	10	28,373
Deutsche Post AG (Germany)	1,343	94,479
Nippon Express Co., Ltd. (Japan)	500	34,002
Nippon Yusen KK (Japan)	900	72,458
Yamato Holdings Co., Ltd. (Japan)	800	20,350

		249,662
Utilities and power (0.3%)
AGL Energy, Ltd. (Australia)	2,736	12,895
CLP Holdings, Ltd. (Hong Kong)	5,500	54,941
E.ON SE (Germany)	1,225	16,168
Electricite De France SA (France)	2,639	35,756
Fortum OYJ (Finland)	1,968	59,766
Glow Energy PCL (Thailand)(NON)(F)	400	—
Tokyo Gas Co., Ltd. (Japan)	1,000	19,230

		198,756

Total common stocks (cost $4,470,829)		$6,279,410

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Put)	Sep-21/$1.36	$1,526,908	GBP	1,110,600	$6,278
Citibank, N.A.
AUD/USD (Put)	Oct-21/0.70	2,071,676	AUD	2,831,900	2,643
Goldman Sachs International
EUR/USD (Put)	Oct-21/1.16	2,050,136	EUR	1,736,300	2,952

Total purchased options outstanding (cost $26,282)					$11,873

SHORT-TERM INVESTMENTS (91.8%)(a)
		Principal amount/ shares	Value
ABN AMRO Funding USA, LLC commercial paper 0.100%, 11/1/21		$500,000	$499,879
Atlantic Asset Securitization, LLC asset backed commercial paper 0.110%, 11/18/21		500,000	499,873
Australia & New Zealand Banking Group, Ltd. commercial paper 0.115%, 9/2/21		500,000	499,998
BPCE SA commercial paper 0.100%, 11/24/21		500,000	499,872
DNB Bank ASA commercial paper 0.060%, 9/3/21		420,000	419,998
Federal Farm Credit Banks Funding Corporation unsec. discount notes commercial paper 0.030%, 9/10/21		500,000	499,995
FMS Wertmanagement commercial paper 0.105%, 11/2/21		500,000	499,920
Interest in $421,802,000 joint tri-party repurchase agreement dated 8/31/2021 with Citigroup Global Markets, Inc. due 9/1/2021 - maturity value of $16,139,027 for an effective yield of 0.060% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.500% to 4.000% and due dates ranging from 7/2/2055 to 8/2/2055, valued at $430,258,968)		16,139,000	16,139,000
Liberty Street Funding, LLC asset backed commercial paper 0.100%, 10/6/21		500,000	499,950
Lloyds Bank PLC commercial paper 0.110%, 10/27/21		250,000	249,964
MetLife Short Term Funding, LLC asset backed commercial paper 0.070%, 9/9/21		500,000	499,992
Mizuho Bank, Ltd./New York, NY commercial paper 0.110%, 10/15/21		218,000	217,981
NRW.Bank commercial paper 0.100%, 10/22/21		500,000	499,931
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	15,444,551	15,444,551
Skandinaviska Enskilda Banken AB commercial paper 0.070%, 9/8/21		$500,000	499,992
Societe Generale SA commercial paper 0.080%, 9/1/21		505,000	504,999
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	430,000	430,000
Sumitomo Mitsui Banking Corp. commercial paper 0.090%, 9/9/21		$350,000	349,994
Svenska Handelsbanken commercial paper 0.070%, 9/8/21		500,000	499,992
Swedbank AB commercial paper 0.100%, 10/29/21		385,000	384,962
Toronto-Dominion Bank (The) commercial paper 0.110%, 11/5/21		500,000	499,916
U.S. Treasury Bills 0.051%, 2/17/22(SEGCCS)		1,000,000	999,765
U.S. Treasury Bills 0.049%, 2/24/22		1,000,000	999,731
U.S. Treasury Bills 0.049%, 12/30/21		1,000,000	999,833
U.S. Treasury Bills 0.047%, 12/16/21		1,000,000	999,868
U.S. Treasury Bills 0.047%, 12/23/21		1,000,000	999,851
U.S. Treasury Bills 0.030%, 10/14/21(SEG)(SEGCCS)		1,000,000	999,952
U.S. Treasury Bills 0.044%, 2/10/22(SEGCCS)		1,000,000	999,789
U.S. Treasury Bills 0.030%, 9/23/21(SEGSF)(SEGCCS)		1,000,000	999,977
U.S. Treasury Bills 0.047%, 1/27/22(SEGSF)		1,000,000	999,825
U.S. Treasury Bills 0.039%, 1/20/22		1,000,000	999,823
U.S. Treasury Bills 0.038%, 1/13/22		1,000,000	999,833
U.S. Treasury Bills 0.050%, 2/3/22(SEGCCS)		1,000,000	999,807
U.S. Treasury Bills 0.035%, 10/7/21(SEG)(SEGCCS)		1,000,000	999,958
U.S. Treasury Bills 0.030%, 9/30/21(SEG)(SEGSF)(SEGCCS)		1,000,000	999,970
U.S. Treasury Bills 0.023%, 9/2/21		1,000,000	999,999
U.S. Treasury Bills 0.030%, 9/16/21(SEG)		1,000,000	999,987
U.S. Treasury Bills 0.025%, 9/9/21		1,000,000	999,993
U.S. Treasury Bills 0.044%, 9/21/21		1,000,000	999,980
Victory Receivables Corp. asset backed commercial paper 0.100%, 10/26/21		500,000	499,917
Westpac Banking Corp./NY commercial paper 0.140%, 9/1/21		500,000	499,999

Total short-term investments (cost $59,138,715)			$59,138,616
TOTAL INVESTMENTS

Total investments (cost $63,635,826)			$65,429,899

	FORWARD CURRENCY CONTRACTS at 8/31/21 (aggregate face value $80,952,666) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	10/20/21	$246,159	$231,115	$(15,044)
		British Pound	Buy	9/15/21	885,569	938,776	(53,207)
		Canadian Dollar	Sell	10/20/21	90,668	91,653	985
		Euro	Sell	9/15/21	647,094	661,000	13,906
		Hong Kong Dollar	Sell	11/17/21	10,301	10,294	(7)
		Japanese Yen	Sell	11/17/21	2,672,562	2,662,624	(9,938)
		Swedish Krona	Sell	9/15/21	106,471	100,308	(6,163)
		Swiss Franc	Sell	9/15/21	129,554	129,508	(46)
	Barclays Bank PLC
		Australian Dollar	Buy	10/20/21	85,322	90,240	(4,918)
		British Pound	Sell	9/15/21	795,513	798,929	3,416
		Canadian Dollar	Sell	10/20/21	66,416	66,899	483
		Euro	Sell	9/15/21	62,359	71,931	9,572
		Hong Kong Dollar	Sell	11/17/21	134,245	134,166	(79)
		Japanese Yen	Sell	11/17/21	210,168	209,374	(794)
		Norwegian Krone	Buy	9/15/21	147,401	145,287	2,114
		Norwegian Krone	Sell	9/15/21	147,401	145,092	(2,309)
		Swedish Krona	Buy	9/15/21	154,300	161,225	(6,925)
		Swiss Franc	Sell	9/15/21	191,927	192,780	853
	Citibank, N.A.
		Australian Dollar	Sell	10/20/21	129,373	123,024	(6,349)
		British Pound	Buy	9/15/21	841,848	866,958	(25,110)
		Canadian Dollar	Buy	10/20/21	1,929,864	1,943,909	(14,045)
		Danish Krone	Sell	9/15/21	188,600	183,334	(5,266)
		Euro	Sell	9/15/21	778,900	806,418	27,518
		Japanese Yen	Sell	11/17/21	575,037	572,901	(2,136)
		New Zealand Dollar	Buy	10/20/21	45,797	45,326	471
		Swiss Franc	Buy	9/15/21	340,051	353,116	(13,065)
	Credit Suisse International
		Australian Dollar	Sell	10/20/21	16,171	16,900	729
		British Pound	Sell	9/15/21	212,834	220,494	7,660
		Canadian Dollar	Sell	10/20/21	110,165	110,958	793
		Euro	Sell	9/15/21	178,928	185,010	6,082
		New Zealand Dollar	Buy	10/20/21	130,275	130,132	143
	Goldman Sachs International
		Australian Dollar	Sell	10/20/21	646,935	648,026	1,091
		British Pound	Buy	9/15/21	2,281,499	2,351,299	(69,800)
		Canadian Dollar	Buy	10/20/21	1,150,944	1,147,910	3,034
		Chinese Yuan (Offshore)	Buy	11/17/21	677,550	674,644	2,906
		Euro	Buy	9/15/21	1,540,436	1,593,892	(53,456)
		Hong Kong Dollar	Buy	11/17/21	37,487	37,464	23
		Japanese Yen	Buy	11/17/21	128,644	131,827	(3,183)
		New Zealand Dollar	Sell	10/20/21	677,089	670,594	(6,495)
		Norwegian Krone	Sell	9/15/21	395,169	379,223	(15,946)
		Polish Zloty	Buy	9/15/21	144,855	151,038	(6,183)
		Swedish Krona	Buy	9/15/21	5,099	29,917	(24,818)
		Swiss Franc	Sell	9/15/21	255,175	263,623	8,448
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/20/21	132,884	132,105	(779)
		British Pound	Buy	9/15/21	64,345	66,780	(2,435)
		Canadian Dollar	Buy	10/20/21	74,976	75,911	(935)
		Chinese Yuan (Offshore)	Buy	11/17/21	198,806	197,632	1,174
		Euro	Buy	9/15/21	5,917,978	6,119,019	(201,041)
		Hong Kong Dollar	Buy	11/17/21	43,827	43,782	45
		Japanese Yen	Sell	11/17/21	682,054	679,596	(2,458)
		New Zealand Dollar	Sell	10/20/21	113,013	111,505	(1,508)
		Swiss Franc	Sell	9/15/21	1,106,013	1,105,372	(641)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/20/21	458,730	463,179	(4,449)
		British Pound	Sell	9/15/21	219,982	213,848	(6,134)
		Canadian Dollar	Buy	10/20/21	307,034	308,042	(1,008)
		Euro	Buy	9/15/21	5,849,713	6,054,184	(204,471)
		Japanese Yen	Buy	11/17/21	4,840,400	4,823,306	17,094
		New Zealand Dollar	Buy	10/20/21	973,219	960,019	13,200
		Norwegian Krone	Buy	9/15/21	426,892	440,552	(13,660)
		Norwegian Krone	Sell	9/15/21	435,772	428,342	(7,430)
		Singapore Dollar	Buy	11/17/21	595	592	3
		South Korean Won	Sell	11/17/21	34,709	38,684	3,975
		Swedish Krona	Sell	9/15/21	99,459	101,442	1,983
		Swiss Franc	Buy	9/15/21	66,415	64,178	2,237
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/20/21	337,846	345,441	(7,595)
		British Pound	Buy	9/15/21	285,016	298,475	(13,459)
		Canadian Dollar	Sell	10/20/21	201,784	203,652	1,868
		Euro	Buy	9/15/21	3,971,026	4,103,204	(132,178)
		Japanese Yen	Sell	11/17/21	215,011	213,578	(1,433)
		New Zealand Dollar	Buy	10/20/21	10,287	10,673	(386)
		Norwegian Krone	Buy	9/15/21	229,457	234,454	(4,997)
		Norwegian Krone	Sell	9/15/21	229,457	224,498	(4,959)
		Swedish Krona	Buy	9/15/21	1,027,058	1,073,296	(46,238)
		Swiss Franc	Sell	9/15/21	103,446	106,321	2,875
	NatWest Markets PLC
		Australian Dollar	Sell	10/20/21	301,185	308,241	7,056
		British Pound	Sell	9/15/21	213,796	217,065	3,269
		Canadian Dollar	Buy	10/20/21	22,430	22,661	(231)
		Euro	Sell	9/15/21	1,155,297	1,189,411	34,114
		Hong Kong Dollar	Sell	11/17/21	260,645	260,484	(161)
		Japanese Yen	Sell	11/17/21	2,952,143	2,941,778	(10,365)
		New Zealand Dollar	Sell	10/20/21	192,699	190,138	(2,561)
		Swedish Krona	Buy	9/15/21	81,114	84,758	(3,644)
		Swiss Franc	Buy	9/15/21	288,164	290,137	(1,973)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/20/21	1,240,817	1,239,168	(1,649)
		British Pound	Buy	9/15/21	366,409	393,929	(27,520)
		Canadian Dollar	Sell	10/20/21	104,854	115,599	10,745
		Chinese Yuan (Offshore)	Sell	11/17/21	201,779	200,569	(1,210)
		Euro	Sell	9/15/21	3,379,442	3,369,354	(10,088)
		Hong Kong Dollar	Sell	11/17/21	497,963	497,635	(328)
		Israeli Shekel	Sell	10/20/21	13,690	15,008	1,318
		Japanese Yen	Buy	11/17/21	3,613,850	3,603,943	9,907
		New Zealand Dollar	Buy	10/20/21	1,374,610	1,348,721	25,889
		Norwegian Krone	Buy	9/15/21	750,633	752,000	(1,367)
		Norwegian Krone	Sell	9/15/21	750,633	738,840	(11,793)
		Swedish Krona	Buy	9/15/21	35,510	33,573	1,937
		Swiss Franc	Buy	9/15/21	373,368	363,678	9,690
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/20/21	151,544	153,008	(1,464)
		British Pound	Sell	9/15/21	356,098	366,631	10,533
		Canadian Dollar	Buy	10/20/21	74,262	74,080	182
		Chinese Yuan (Offshore)	Sell	11/17/21	777,438	772,720	(4,718)
		Euro	Sell	9/15/21	177,629	183,663	6,034
		Hong Kong Dollar	Sell	11/17/21	17,772	17,761	(11)
		Japanese Yen	Buy	11/17/21	590,075	587,945	2,130
		New Zealand Dollar	Buy	10/20/21	192,840	191,221	1,619
		Norwegian Krone	Buy	9/15/21	495,238	513,859	(18,621)
		Norwegian Krone	Sell	9/15/21	495,238	487,779	(7,459)
		Swedish Krona	Buy	9/15/21	18,856	19,704	(848)
	UBS AG
		Australian Dollar	Buy	10/20/21	1,125,348	1,155,123	(29,775)
		British Pound	Sell	9/15/21	1,113,252	1,117,075	3,823
		Canadian Dollar	Sell	10/20/21	338,103	341,833	3,730
		Euro	Sell	9/15/21	3,175,239	3,155,071	(20,168)
		Hong Kong Dollar	Buy	11/17/21	18,223	18,211	12
		Japanese Yen	Buy	11/17/21	602,931	603,144	(213)
		New Zealand Dollar	Sell	10/20/21	208,905	204,906	(3,999)
		Norwegian Krone	Sell	9/15/21	574,626	558,955	(15,671)
		Swedish Krona	Buy	9/15/21	26,934	36,497	(9,563)
		Swiss Franc	Sell	9/15/21	194,331	191,353	(2,978)
	WestPac Banking Corp.
		British Pound	Buy	9/15/21	113,978	117,508	(3,530)
		Canadian Dollar	Buy	10/20/21	213,910	215,473	(1,563)
		Euro	Sell	9/15/21	463,678	479,444	15,766
		Japanese Yen	Sell	11/17/21	1,182,707	1,178,345	(4,362)
		New Zealand Dollar	Sell	10/20/21	318,464	313,867	(4,597)

	Unrealized appreciation						282,435

	Unrealized (depreciation)						(1,205,906)

	Total						$(923,471)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Canadian Government Bond 10 yr (Long)	124	$14,362,240	$14,362,240	Dec-21	$(38,724)
Euro-BTP Italian Government Bond (Long)	74	13,393,790	13,393,796	Sep-21	183,544
Euro-Bund 10 yr (Long)	62	12,844,080	12,844,085	Sep-21	192,307
Euro-OAT 10 yr (Long)	75	14,273,496	14,273,502	Sep-21	177,320
Japanese Government Bond 10 yr (Long)	13	17,980,094	17,980,094	Sep-21	53,286
MSCI EAFE Index (Short)	3	353,463	352,725	Sep-21	1,332
U.K. Gilt 10 yr (Long)	78	13,752,240	13,752,241	Dec-21	(48,450)
U.S. Treasury Note 5 yr (Short)	74	9,155,188	9,155,188	Dec-21	(28,315)
U.S. Treasury Note Ultra 10 yr (Long)	196	29,011,063	29,011,063	Dec-21	143,267
U.S. Treasury Note Ultra 10 yr (Short)	26	3,848,406	3,848,406	Dec-21	(19,301)

Unrealized appreciation					751,056

Unrealized (depreciation)					(134,790)

Total					$616,266

WRITTEN OPTIONS OUTSTANDING at 8/31/21 (premiums $16,516) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/USD (Call)	Oct-21/$0.73	$2,071,676	AUD	$2,831,900	$20,335
Goldman Sachs International
EUR/USD (Call)	Oct-21/1.20	2,050,136	EUR	1,736,300	5,673

Total					$26,008

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized depreciation
	$2,672,000	$67,201	$3,174	4/20/31	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(77,810)
	7,120,000	82,094	(94)	8/5/31	3 month USD-LIBOR-BBA — Quarterly	1.1955% — Semiannually	(76,689)

Total			$3,080				$(154,499)

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	$3,560,991	$3,653,224	$—	6/20/23	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF15) of common stocks — Quarterly*	$96,372
	3,554,525	3,646,275	—	6/20/23	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	(91,575)
	Barclays Bank PLC
	3,332	3,254	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(34)
	99,491	98,386	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	247
	Citibank, N.A.
	9,691,715	9,770,570	—	7/21/22	(1 month USD-LIBOR-BBA minus 0.01%) — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	78,715
	15,863,871	16,027,656	—	7/15/22	(1 month USD-LIBOR-BBA plus 0.45%) — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	160,463
	14,629,955	14,820,157	—	1/13/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	187,504
	369,060	377,343	—	7/5/22	(1 month USD-LIBOR-BBA plus 0.38%) — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	8,172
	609,630	613,183	—	8/25/22	1 month USD-LIBOR-BBA plus 0.35% — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	(3,516)
	Goldman Sachs International
	32,089	32,731	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Abbvie Inc. — Monthly	637
	61,100	66,152	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Agilent Technologies, Inc. — Monthly	5,041
	17,330	16,915	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Amgen Inc — Monthly	(286)
	6,723	7,084	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Astellas Pharma Inc. — Monthly	360
	29,023	28,790	—	12/15/25	(1 month USD-LIBOR-BBA) — Monthly	AstraZeneca PLC — Monthly	(11)
	22,912	22,826	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Astrazeneca Plc — Monthly	85
	23,025	22,768	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Bayer AG- Reg — Monthly	(261)
	28,511	28,130	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Biogen Inc. — Monthly	(386)
	24,244	23,602	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Bristol-Myers Squibb Co. — Monthly	(647)
	20,734	21,673	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	CSL Ltd. — Monthly	936
	1,873	2,066	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Dajichi Sankyo Co Ltd. — Monthly	192
	11,999	11,972	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Eisai Co Ltd. — Monthly	(30)
	19,706	18,855	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Eli Lilly & Co. — Monthly	(792)
	6,126	6,380	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Eurofins Scientific — Monthly	253
	6,760	6,891	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Galapagos NV — Monthly	130
	18,645	18,923	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Gilead Sciences Inc — Monthly	275
	33,351	32,261	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Glaxosmithkline Plc — Monthly	(677)
	3,964	4,031	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Grifols Sa — Monthly	66
	6,931	6,587	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	H Lundbeck A/S — Monthly	(345)
	9,159	9,142	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Hikma Pharmaceuticals PLC — Monthly	29
	10,350	10,132	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Hisamitsu Pharmaceutical Co — Monthly	(133)
	48,285	42,059	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Illumina Inc — Monthly	(5,342)
	4,513	4,666	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Incyte Corp — Monthly	152
	39,279	40,294	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Ipsen — Monthly	1,008
	61,270	62,335	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	IQVIA Holdings, Inc. — Monthly	1,055
	35,924	34,972	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Johnson & Johnson — Monthly	(743)
	33,977	33,262	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Merck & Co. Inc. — Monthly	(721)
	67,245	68,894	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Merck Kgaa — Monthly	1,638
	65,474	65,219	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Mettler-Toledo International — Monthly	(267)
	3,017	2,963	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Novartis Ag-Reg — Monthly	(55)
	1,511	1,491	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Organon & Co. — Monthly	(7)
	1,066	1,060	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Orion Oyj-Class B — Monthly	(6)
	62,583	62,647	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Perkinelmer Inc. — Monthly	54
	24,401	24,365	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Perrigo Co Plc — Monthly	(40)
	50,231	47,314	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Pfizer, Inc. — Monthly	(2,525)
	1,685	1,640	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Recordati Industria Chemica — Monthly	(45)
	3,772	4,040	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Regeneron Pharmaceuticals — Monthly	268
	30,101	30,003	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Sanofi — Monthly	(104)
	31,264	33,354	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Sartorius Stedim Biotech — Monthly	2,084
	10,213	10,863	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Shionogi & Co Ltd — Monthly	648
	27,233	27,887	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Sumitomo Dajnippon Pharma Co. — Monthly	649
	20,607	21,754	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Taisho Pharmaceutical Holdin — Monthly	1,143
	11,966	11,975	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Takeda Pharmaceutical Co Ltd — Monthly	6
	17,844	17,257	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Teva Pharmaceutical-Sp Adr — Monthly	(589)
	52,119	52,165	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Thermo Fisher Scientific Inc — Monthly	37
	6,604	6,520	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Ucb Sa — Monthly	(85)
	764	801	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Vertex Pharmaceuticals Inc — Monthly	37
	28,806	28,265	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Viatris, Inc. — Monthly	(333)
	15,095	15,094	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Vifor Pharma AG — Monthly	(3)
	73,872	74,938	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Waters Corp. — Monthly	1,053
	49,966	49,913	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Zoetis, Inc. — Monthly	(1)
	JPMorgan Chase Bank N.A.
	901,832	902,967	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.25%) — Monthly	MSCI Daily TR Net EAFE Index — Monthly	937
	2,528,843	2,539,113	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.25%) — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	9,639
	271,808	273,126	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.45%) — Monthly	MSCI Daily TR Net Emerging Markets USD — Monthly	1,223
	481,316	494,402	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	NASDAQ-100 Total Return Index — Monthly	12,949
	1,320,027	1,343,013	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	22,611
	241,911	246,210	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 2000 Total Return Index — Monthly	4,230
	3,330,762	3,405,523	—	2/5/22	1 month USD-LIBOR-BBA plus 0.15% — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	(74,238)
	4,671,168	4,782,826	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.15%) — Monthly	S&P 500 Total Return 4 Jan 1988 Index — Monthly	110,819
	JPMorgan Securities LLC
	99,491	98,386	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(247)

Upfront premium received			—	Unrealized appreciation			711,717

Upfront premium (paid)			—	Unrealized (depreciation)			(184,044)

		Total	$—			Total	$527,673
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	1,520	$230,756	6.32%
Alphabet, Inc. Class A	Technology	69	200,745	5.50%
Amazon.com, Inc.	Consumer cyclicals	44	153,262	4.20%
Microsoft Corp.	Technology	451	136,292	3.73%
NVIDIA Corp.	Technology	460	103,075	2.82%
JPMorgan Chase & Co.	Financials	558	89,174	2.44%
Adobe, Inc.	Technology	114	75,406	2.06%
Intuit, Inc.	Technology	123	69,474	1.90%
Qualcomm, Inc.	Technology	458	67,168	1.84%
Bristol-Myers Squibb Co.	Health care	962	64,324	1.76%
Accenture PLC Class A	Technology	186	62,754	1.72%
Goldman Sachs Group, Inc. (The)	Financials	144	59,716	1.63%
Citigroup, Inc.	Financials	805	57,918	1.59%
Verizon Communications, Inc.	Communication services	963	52,957	1.45%
Lockheed Martin Corp.	Capital goods	125	44,813	1.23%
TJX Cos., Inc. (The)	Consumer cyclicals	590	42,872	1.17%
Merck & Co., Inc.	Health care	549	41,854	1.15%
Cisco Systems, Inc./California	Technology	694	40,941	1.12%
Align Technology, Inc.	Health care	57	40,133	1.10%
Fortinet, Inc.	Technology	124	39,170	1.07%
Moderna, Inc.	Health care	103	38,656	1.06%
MetLife, Inc.	Financials	593	36,785	1.01%
Pinterest, Inc. Class A	Technology	662	36,767	1.01%
Ford Motor Co.	Consumer cyclicals	2,795	36,420	1.00%
Anthem, Inc.	Health care	95	35,675	0.98%
PepsiCo, Inc.	Consumer staples	224	35,061	0.96%
Procter & Gamble Co. (The)	Consumer staples	244	34,770	0.95%
Walmart, Inc.	Consumer cyclicals	220	32,532	0.89%
Colgate-Palmolive Co.	Consumer staples	413	32,217	0.88%
DuPont de Nemours, Inc.	Basic materials	434	32,128	0.88%
Edwards Lifesciences Corp.	Health care	272	31,931	0.87%
Abbott Laboratories	Health care	242	30,621	0.84%
McDonald's Corp.	Consumer staples	128	30,472	0.83%
Vertex Pharmaceuticals, Inc.	Health care	151	30,238	0.83%
CSX Corp.	Transportation	888	28,877	0.79%
Roku, Inc.	Technology	81	28,589	0.78%
Medtronic PLC	Health care	204	27,214	0.74%
Marriott International, Inc./MD Class A	Consumer cyclicals	192	25,910	0.71%
Southern Co. (The)	Utilities and power	390	25,627	0.70%
McKesson Corp.	Health care	121	24,734	0.68%
Facebook, Inc. Class A	Technology	65	24,521	0.67%
Cadence Design Systems, Inc.	Technology	149	24,311	0.67%
Synchrony Financial	Financials	468	23,265	0.64%
Weyerhaeuser Co.	Basic materials	642	23,126	0.63%
Comcast Corp. Class A	Communication services	366	22,239	0.61%
Gartner, Inc.	Consumer cyclicals	71	22,022	0.60%
Best Buy Co., Inc.	Consumer cyclicals	185	21,557	0.59%
Parker Hannifin Corp.	Capital goods	72	21,388	0.59%
Cummins, Inc.	Capital goods	91	21,374	0.59%
Deere & Co.	Capital goods	56	21,263	0.58%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
	$2,435,000	$19,017	$(41)	4/1/31	2.686% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(19,058)
	7,403,000	123,852	(75)	4/15/26	2.79% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(123,928)

Total			$(116)				$(142,986)

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
	NA HY Series 36 Index	B+/P	$(163,318)	$1,908,000	$186,793	6/20/26	500 bp — Quarterly	$42,556

	Total		$(163,318)					$42,556
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/21 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized depreciation
	EM Series 35 Index	$(129,803)	$3,284,000	$78,488	6/20/26	(100 bp) — Quarterly	$(57,884)

	Total	$(129,803)					$(57,884)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	Key to holding's currency abbreviations
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD / $	United States Dollar
	Key to holding's abbreviations
bp	Basis Points
OTC	Over-the-counter
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2021 through August 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $64,440,331.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$19,944,551	$—	$4,500,000	$3,689	$15,444,551

	Total Short-term investments	$19,944,551	$—	$4,500,000	$3,689	$15,444,551
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,846,000.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $696,974.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $642,997.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $7,317,059 to cover certain derivative contracts.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.7%
	Japan	3.5
	France	2.6
	Sweden	2.5
	Germany	2.4
	Australia	2.3
	United Kingdom	1.8
	Canada	1.5
	Switzerland	1.1
	Norway	0.8
	Other	1.8

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $16,462,581 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $835,379 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $696,974 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$480,053	$146,198	$—
Capital goods	217,142	86,284	—
Communication services	143,266	113,873	—
Consumer cyclicals	598,333	491,648	—
Consumer staples	553,363	231,382	—
Energy	259,962	—	—
Financials	568,968	509,064	—
Government	16,694	—	—
Health care	741,311	114,686	—
Technology	202,603	356,162	—
Transportation	122,852	126,810	—
Utilities and power	111,690	87,066	—**

Total common stocks	4,016,237	2,263,173	—
Purchased options outstanding	—	11,873	—
Short-term investments	430,000	58,708,616	—

Totals by level	$4,446,237	$60,983,662	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(923,471)	$—
Futures contracts	616,266	—	—
Written options outstanding	—	(26,008)	—
Interest rate swap contracts	—	(157,579)	—
Total return swap contracts	—	384,803	—
Credit default contracts	—	277,793	—

Totals by level	$616,266	$(444,462)	$—
**Value of Level 3 security is $—.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$4,200,000
Written currency option contracts (contract amount)	$3,100,000
Futures contracts (number of contracts)	800
Forward currency contracts (contract amount)	$146,700,000
Centrally cleared interest rate swap contracts (notional)	$9,900,000
OTC total return swap contracts (notional)	$60,000,000
Centrally cleared total return swap contracts (notional)	$9,800,000
Centrally cleared credit default contracts (notional)	$6,400,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com